IronBridge Large Cap Fund (Prospectus Summary) | IronBridge Large Cap Fund
IRONBRIDGE LARGE CAP FUND
Investment Objective.
The investment objective of the IronBridge Large Cap Fund ("Large Cap Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Large Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Large Cap Fund
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses		1.94%
Total Annual Fund Operating Expenses		2.59%
Fee Waiver	[1]	(1.79%)
Total Annual Fund Operating Expenses after Fee Waiver		0.80%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Large Cap Fund to the extent necessary to ensure that the Large Cap Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 0.80% of the Large Cap Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Large Cap Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the Large
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
IronBridge Large Cap Fund	82	635

Portfolio Turnover.
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Large Cap Fund commenced operations on March 30, 2012, and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Large Cap Fund's portfolio turnover was 3% (on an un-annualized basis).
Principal Investment Strategies.
The Large Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with large market capitalizations. For this purpose, the Adviser defines a large capitalization company as any company with a market capitalization in excess of $5 billion, which definition is applied at the time of purchase. The
Large Cap Fund may invest in American Depository Receipts and/or Global
Depository Receipts.

The Adviser actively manages the Large Cap Fund by applying an economic return framework. This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Large Cap Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Large Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Large Cap Fund.
Performance.
Performance information for the Large Cap Fund is not included because the Large Cap Fund does not have returns for one full calendar year.